B1 Segment information	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
B1 Segment information

Segment information
Operating segments
When determining Ericsson’s operating segments, consideration has been given to the financial reporting reviewed by the Chief Operating Decision Maker (CODM). Markets and what type of customers the products and services aim to attract has been considered, as well as the distribution channels they are sold through. Commonality regarding technology, research and development has also been taken into account. To best reflect the business focus and to facilitate comparability with peers, four operating segments are reported;

–	Networks

–	Digital Services

–	Managed Services

–	Emerging Business and Other.
Segment Networks
offers a multi-technology capable Radio Access Network (RAN) solution for all network spectrum bands, including integrated high-performing hardware and software. The offering also includes a transport portfolio through own solutions and partnering, an integrated antenna solution and a complete service portfolio covering network deployment and support
.
 82% (82% in 2020 and 2019 respectively) of the IPR licensing revenues are reported as part of segment Networks.
Segment Digital Services
provides software-based solutions for business support (BSS), operational support (OSS) communication services, core networks, and cloud infrastructure. The focus is on cloud native and automation solutions supporting our customers’ 4G and growing 5G consumer and enterprise business.
18% (18% in 2020 and 2019 respectively) of the IPR licensing revenues are reported as part of segment Digital Services.
Segment Managed Services
provides Networks and IT Managed Services, Network Design and Optimization, and Application
Development
and Maintenance to telecom operators.
Segment Emerging Business and Other

supports enterprises by providing reliable and secure cellular solutions that are easy to use, adopt and scale for global and local needs. The segment includes:

–	Emerging Business, including IoT, iconectiv, Cradlepoint and New businesses
–	Media businesses, including Red Bee Media and a 49% ownership of MediaKind.
Market areas
The market areas are the Company’s primary sales channel with the responsibility to sell and deliver customer solutions.
The Company operates worldwide and reports its operations divided into five geographical market areas:

–	Europe and Latin America

–	Middle East and Africa

–	North America

–	North East Asia

–	South East Asia, Oceania and India.
In addition, IPR licensing revenues and the majority of segment Emerging Business and Other are externally reported as market area Other.
Major customers
The Company derives most of its sales from large, multi-year agreements with a limited number of significant customers. Out of a customer base of more than 500 customers, mainly consisting of network operators, the ten largest customers accounted for 49% (50% in 2020 and 49% in 2019) of net sales. The largest customer accounted for approximately 13% (13% in 2020 and 10% in 2019) and the second largest customer accounted for 9% (10% in 2020 and 8% in 2019) of net sales in 2021. These customers were reported under segment Networks, Digital Services and Managed Services.

Operating segments 2021
	Networks	Digital Services	Managed Services	Emerging Business and Other	Total Segments	Group
Segment sales	167,838	36,151	20,379	7,946	232,314	232,314
Net sales	167,838	36,151	20,379	7,946	232,314	232,314

Gross income	78,869	15,092	3,835	2,953	100,749	100,749
Gross margin (%)	47.0%	41.7%	18.8%	37.2%	43.4%	43.4%

Earnings (loss) before financial items and income tax (EBIT)	37,266	(3,604)	1,468	(3,350)	31,780	31,780
EBIT margin (%)	22.2%	(10.0)%	7.2%	(42.2)%	13.7%	13.7%
Financial income and expenses, net						(2,530)
Income after financial items						29,250
Income tax						(6,270)
Net income						22,980

Other segment items
Share in earnings of JV and associated companies	40	29	43	(372)	(260)	(260)
Amortizations	(1,169)	(490)	(18)	(830)	(2,507)	(2,507)
Depreciations	(3,764)	(1,194)	(377)	(616)	(5,951)	(5,951)
Impairment losses	(127)	(177)	(8)	(199)	(511)	(511)
Restructuring charges	(262)	(130)	(124)	(33)	(549)	(549)
Gains/losses on investments and sale of operations	14	—	(50)	997	961	961

Operating segments 2020
	Networks	Digital Services	Managed Services	Emerging Business and Other	Total Segments	Group
Segment sales	165,978	37,324	22,600	6,488	232,390	232,390
Net sales	165,978	37,324	22,600	6,488	232,390	232,390

Gross income	72,413	15,637	4,012	1,662	93,724	93,724
Gross margin (%)	43.6%	41.9%	17.8%	25.6%	40.3%	40.3%

Earnings (loss) before financial items and income tax (EBIT)	30,851	(2,206)	1,563	(2,400)	27,808	27,808
EBIT margin (%)	18.6%	(5.9%)	6.9%	(37.0%)	12.0%	12.0%
Financial income and expenses, net						(596)
Income after financial items						27,212
Income tax						(9,589)
Net income						17,623

Other segment items
Share in earnings of JV and associated companies	37	28	5	(368)	(298)	(298)
Amortizations	(775)	(607)	(5)	(602)	(1,989)	(1,989)
Depreciations	(3,764)	(1,252)	(386)	(587)	(5,989)	(5,989)
Impairment losses	(494)	(119)	(25)	(58)	(696)	(696)
Restructuring charges	(746)	(19)	(258)	(283)	(1,306)	(1,306)
Gains/losses on investments and sale of operations	(129)	12	5	(29)	(141)	(141)

Operating segments 2019
	Networks	Digital Services	Managed Services	Emerging Business and Other	Total Segments	Group
Segment sales	155,009	39,857	25,565	6,785	227,216	227,216
Net sales	155,009	39,857	25,565	6,785	227,216	227,216

Gross income	64,717	14,836	3,990	1,281	84,824	84,824
Gross margin (%)	41.8%	37.2%	15.6%	18.9%	37.3%	37.3%

Earnings (loss) before financial items and income tax (EBIT) 1)	24,767	(4,027)	2,309	(12,485)	10,564	10,564
EBIT margin (%)	16.0%	(10.1%)	9.0%	(184.0%)	4.6%	4.6%
Financial income and expenses, net						(1,802)
Income after financial items						8,762
Income tax						(6,922)
Net income						1,840

Other segment items
Share in earnings of JV and associated companies	26	41	3	(405)	(335)	(335)
Amortizations	(517)	(1,413)	(5)	(603)	(2,538)	(2,538)
Depreciations	(3,604)	(1,478)	(413)	(566)	(6,061)	(6,061)
Impairment losses	(295)	(128)	(24)	(43)	(490)	(490)
Restructuring charges	(68)	(614)	(45)	(71)	(798)	(798)
Gains/losses on investments and sale of operations	(225)	(2)	(12)	936	697	697
1)
Includes costs of SEK
-10.7 billion
in 2019 related to the resolution of the
US SEC and DOJ resolution.

Products and Services by Segments
	Networks	Digital Services	Managed Services	Emerging Business and Other	Total Segments
2021
Products	128,951	19,328	132	3,786	152,197
Services	38,887	16,823	20,247	4,160	80,117
Total	167,838	36,151	20,379	7,946	232,314
2020
Products	122,229	20,447	81	3,429	146,186
Services	43,749	16,877	22,519	3,059	86,204
Total	165,978	37,324	22,600	6,488	232,390
2019
Products	109,122	21,480	11	3,553	134,166
Services	45,887	18,377	25,554	3,232	93,050
Total	155,009	39,857	25,565	6,785	227,216

Market area 2021
	Net sales					Non-current assets 4)
	Networks	Digital Services	Managed Services	Emerging Business and Other	Total	Total
South East Asia, Oceania and India	20,299	4,235	4,258	37	28,829	1,010
North East Asia 3)	24,464	3,605	800	252	29,121	2,700
North America 2)	66,464	7,988	2,925	79	77,456	11,971
Europe and Latin America 1)	38,671	12,381	8,804	416	60,272	52,141
Middle East and Africa	10,743	6,436	3,592	14	20,785	209
Other 1) 2) 3) 5)	7,197	1,506	—	7,148	15,851	—
Total	167,838	36,151	20,379	7,946	232,314	68,031
1) Of which in EU 5)					31,307	50,428
Of which in Sweden 5)					2,349	45,997
2) Of which in the United States 5)					79,896	10,749
3) Of which in Japan 5)					13,678	261
3) Of which in China 5)					10,078	2,202

4)	Total non-current assets excluding financial instruments, deferred tax assets, and post-employment benefit assets.

5)
Including IPR licencing revenue reported under Other Market area which is allocated based on the country location of the customer. Other sales are attributed to countries based on the destination of products or services delivered.

Market area 2020
	Net sales					Non-current assets 4)
	Networks	Digital Services	Managed Services	Emerging Business and Other	Total	Total
South East Asia, Oceania and India	21,464	4,329	4,219	36	30,048	812
North East Asia 3)	27,120	5,124	831	259	33,334	2,648
North America 2)	62,199	7,979	3,529	68	73,775	12,749
Europe and Latin America 1)	33,257	11,954	10,167	367	55,745	49,895
Middle East and Africa	13,281	6,144	3,854	19	23,298	140
Other 1) 2) 3) 5)	8,657	1,794	—	5,739	16,190	—
Total	165,978	37,324	22,600	6,488	232,390	66,244
1) Of which in EU 5)					29,501	48,133
Of which in Sweden 5)					1,123	43,627
2) Of which in the United States 5)					77,835	11,533
3) Of which in Japan 5)					12,150	272
3) Of which in China 5)					18,745	2,136

4)	Total non-current assets excluding financial instruments, deferred tax assets, and post-employment benefit assets.

5)
Including IPR licencing revenue reported under Other Market area which is allocated based on the country location of the customer. Other sales are attributed to countries based on the destination of products or services delivered.

Market area 2019
	Net sales					Non-current assets 4)
	Networks	Digital Services	Managed Services	Emerging Business and Other	Total	Total
South East Asia, Oceania and India	21,850	4,033	3,836	57	29,776	1,199
North East Asia 3)	20,339	4,857	1,026	178	26,400	2,881
North America 2)	55,808	9,646	4,673	96	70,223	11,570
Europe and Latin America 1)	33,884	12,571	12,149	402	59,006	45,832
Middle East and Africa	14,604	7,015	3,881	25	25,525	151
Other 1) 2) 3) 5)	8,524	1,735	—	6,027	16,286	—
Total	155,009	39,857	25,565	6,785	227,216	61,633
1) Of which in EU 5)					35,729	44,306
Of which in Sweden 5)					589	38,313
2) Of which in the United States 5)					73,279	10,176
3) Of which in Japan 5)					8,890	184
3) Of which in China 5)					15,860	2,402

4)	Total non-current assets excluding financial instruments, deferred tax assets, and post-employment benefit assets.

5)
Including IPR licencing revenue reported under Other Market area which is allocated based on the country location of the customer. Other sales are attributed to countries based on the destination of products or services delivered.